Exploration and Evaluation Costs (Tables)	12 Months Ended
Dec. 31, 2020
aug_OtherProvisionsUndiscountedCashFlows
Exploration and evaluation costs

For the years ended December 31, 2020 and 2019, the Company’s exploration and evaluation costs were as follows:

	Québec	Nunavut	British Columbia	Total	Peru(1)
Assaying	$83	$118	$27	$228	$16
Exploration drilling	599	28	-	627	-
Camp cost, equipment and field supplies	163	245	28	436	340
Geological consulting services	124	2	194	320	291
Geophysical analysis	110	-	-	110	46
Permitting, environmental and community costs	-	54	69	123	1,372
Expediting and mobilization	-	5	-	5	10
Salaries and wages	506	369	116	991	543
Fuel and consumables	190	-	-	190	9
Aircraft and travel	98	-	2	100	53
Share-based compensation	383	116	29	528	212
Total for the year ended December 31, 2020	$2,256	$937	$465	$3,658	$2,892

	Québec	Nunavut	British Columbia	Total	Peru(1)
Assaying	$-	$163	$72	$235	$76
Exploration drilling	-	378	-	378	-
Camp cost, equipment and field supplies	-	336	149	485	278
Geological consulting services	-	145	200	345	568
Geophysical analysis	-	143	169	312	-
Permitting, environmental and community costs	-	189	61	250	1,182
Expediting and mobilization	-	102	26	128	27
Salaries and wages	-	614	174	788	427
Fuel and consumables	-	36	40	76	23
Aircraft and travel	-	703	187	890	110
Share-based compensation	-	218	117	335	783
Total for the year ended December 31, 2019	$-	$3,027	$1,195	$4,222	$3,474

(1) On October 9, 2020, the Peruvian operations were spun out to the Spincos as part of the Transaction (note 4i), and are disclosed as discontinued operations in the consolidated statement of loss and comprehensive loss and consolidated statement of cash flows.